Note 10 - Share-based Compensation - Stock Option Transactions (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement Line Items [Line Items]
Outstanding, beginning of year	2,005,000	2,005,000	1,689,000	1,689,000	1,374,000
Outstanding, beginning of year	$ 4.31	$ 4.31		$ 4.54	$ 5.13
Stock options, granted	826,000	826,000	381,900	381,900	478,000
Stock options, weighted average exercise price, granted	$ 1.19			$ 2.94	$ 5.67
Stock options, expired	(323,000)	(323,000)
Stock options, weighted average exercise price, expired	$ 4.58
Stock options, forfeited	(164,000)	(164,000)	(66,000)	(66,000)	(20,000)
Stock options, weighted average exercise price, forfeited	$ 3.35			$ 5.62	$ 7.56
Outstanding, end of the year	2,344,000	2,344,000	2,005,000	2,005,000	1,689,000
Outstanding, end of the year	$ 3.46		$ 4.31	$ 4.31	$ 4.54
Stock options, exercised					(143,000)
Stock options, weighted average exercise price, exercised					$ 3.57